Personnel expenses	12 Months Ended
Mar. 31, 2025
Personnel Expenses
Personnel expenses

11	Personnel expenses

	March 31,
	2023	2024	2025
Salaries, wages and other short term employee benefits	907,523	1,020,823	1,346,103
Contributions to defined contribution plans	47,321	54,683	63,661
Expenses related to defined benefit plans (Refer note 34)	11,321	10,490	17,216
Share based compensation costs (Refer note 30)	152,054	229,260	124,787
Employee welfare expenses	30,215	32,959	44,491
Total	1,148,434	1,348,215	1,596,258